LONG-TERM DEBT AND LEASE OBLIGATIONS (Tables)	3 Months Ended
Mar. 31, 2012
LONG-TERM DEBT AND LEASE OBLIGATIONS
Summary of long-term debt

	March 31,	December 31,
	2012	2011
Senior notes:
6 1/2%, due 2012	$57	$57
7 3/8%, due 2013	216	216
9 7/8%, due 2014	60	60
9 1/4%, due 2015	474	474
8%, due 2020	600	600
6 7/8%, due 2031	430	430
Senior secured notes:
9%, due 2015	1	1
6 1/4%, due 2018	900	900
10%, due 2018	714	714
8 7/8%, due 2019	925	925
Credit facility due 2016	283	80
Capital leases and mortgage notes	49	32
Unamortized note discounts	(126)	(129)
Total long-term debt	4,583	4,360
Less current portion	288	66
Long-term debt, net of current portion	$4,295	$4,294